As filed with the Securities and Exchange Commission on November 1, 2002
                                                Registration No. 33-82610

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              PRE-EFFECTIVE AMENDMENT NO.     ( )
                           POST-EFFECTIVE AMENDMENT NO. 10    (X)
                                       ---

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                   Amendment No. 24           (X)
                                       ---
                        (Check appropriate box or boxes)

                              MAXIM SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

         It is proposed that this filing will become effective (check appropriate space):

       X Immediately upon filing pursuant to paragraph (b) of Rule 485
         On       , pursuant to paragraph (b) of Rule 485.
         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         On       , pursuant to paragraph (a)(1) of Rule 485.


         If appropriate, check the following:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Title of securities being registered:  flexible premium deferred variable annuity contracts

                                EXPLANATORY NOTE

This post-effective amendment no. 10 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement (post-effective amendment no. 9) with a supplement to the prospectus, dated May 1, 2002. This post-effective amendment no. 10 relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as expressly provided in the supplement.

                               Maximum Value Plan
        An Individual Flexible Premium Deferred Variable Annuity Contract

                                    Issued by
                   Great-West Life & Annuity Insurance Company
                              Maxim Series Account

                                 Distributed by
                           BenefitsCorp Equities, Inc.

                    Supplement dated November 1, 2002 to the
                          Prospectus dated May 1, 2002


On page 9 of the prospectus, please delete the Fee Table and replace it with the following disclosure:

                                    Fee Table

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Series Account and the Eligible Funds.

Contract Owner transaction expenses
Sales load                                                    None
Surrender Charge                                              7% maximum*
Transfer fee                                                  None
Annual contract maintenance charge                            $27.00

Series Account annual expenses
(As a percentage of average Variable Sub-Account assets)
Mortality and expense risk charge                             1.25%

*In no event shall the Surrender Charge exceed 9% of your Contributions into the Contract.


On page 26 of the prospectus, please insert the following new paragraph at the end of the section titled "Surrender Charge":

In no event shall the Surrender Charge exceed 9% of your Contributions into the Contract.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 1st day of November, 2002.
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

                                                     MAXIM SERIES ACCOUNT
                                                     (Registrant)


                                                     By:      /s/ W.T. McCallum
                                                              --------------------------
                                                              William T. McCallum, President
                                                              and Chief Executive Officer of
                                                              Great-West Life & Annuity
                                                              Insurance Company


                                                     GREAT-WEST LIFE & ANNUITY
                                                     INSURANCE COMPANY
                                                     (Depositor)


                                                     By:       /s/ W.T. McCallum
                                                               ----------------------------------
                                                              William T. McCallum, President
                                                              and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date
-------------------                                                             ----


/s/ R. Gratton*                                                        November 1, 2002
------------------------------------
Director and Chairman of the Board
(Robert Gratton*)



/s/ W.T. McCallum                                                      November 1, 2002
---------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


/s/ Mitchell T.G. Graye                                                November 1, 2002
------------------------------------
Executive Vice President and Chief Financial Officer
(Mitchell T.G. Graye)

Signature and Title                                                             Date


/s/ James Balog*                                                       November 1, 2002
---------------------------
Director, (James Balog*)


/s/ James W. Burns*                                                    November 1, 2002
------------------------------------
Director, (James W. Burns*)


/s/ Orest T. Dackow*                                                   November 1, 2002
------------------------------------
Director (Orest T. Dackow*)


/s/ Andre Desmarais*                                                   November 1, 2002
------------------------------------
Director (Andre Desmarais*)


/s/ Paul Desmarais Jr.*                                                November 1, 2002
------------------------------------
Director (Paul Desmarais, Jr.*)


/s/ Kevin P. Kavanagh*                                                 November 1, 2002
------------------------------------
Director (Kevin P. Kavanagh*)


/s/ William Mackness*                                                  November 1, 2002
------------------------------------
Director (William Mackness*)


/s/ Jerry E.A. Nickerson*                                              November 1, 2002
---------------------------
Director (Jerry E.A. Nickerson*)


/s/ P. Michael Pitfield*                                               November 1, 2002
------------------------------------
Director (P. Michael Pitfield*)


/s/ Michelle Plessis-Belair*                                           November 1, 2002
--------------------------------------------
Director (Michel Plessis-Belair*)


/s/ Brian E. Walsh*                                                    November 1, 2002
------------------------------------
Director (Brian E. Walsh*)


*By:     /s/ D.C. Lennox                                               November 1, 2002
         -----------------------------------
         D. C. Lennox, Attorney-in-fact pursuant to Powers of Attorney filed under initial registration statement on Form N-4; Amendment No. 14 under the Investment Company Act of 1940, as amended filed on January 23, 1998, and
Amendment No. 15 under the Investment Company Act of 1940, as amended filed on April 6, 1998.


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